UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Avenue	Arlington, TX 76013
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  877.334.1283

Date of fiscal year end:   10/31/2009

Date of reporting period: 07/31/2009

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - (95.26%)

AEROSPACE & DEFENSE - (2.85%)
Northrop Grumman Corp.	675	$30,091
United Technologies Corp.	700	38,129
		68,220
AUTO MANUFACTURERS - (1.59%)
PACCAR, Inc.	1,100	38,115

BANKS - (3.72%)
Bank of New York Mellon Corp.	1,714	46,861
BB&T Corp.	1,851	42,351
		89,212
CHEMICALS - (1.40%)
Monsanto Co.	400	33,600

COMMERCIAL SERVICES - (3.25%)
Paychex, Inc.	1,625	43,062
Western Union Co.	2,000	34,960
		78,022

COMPUTERS - (5.05%)
Apple, Inc. *	310	50,651
Computer Sciences Corp. *	630	30,347
Hewlett-Packard Co.	925	40,052
		121,050

COSMETICS & TOILETRIES - (3.69%)
Avon Products, Inc.	1,500	48,570
Colgate-Palmolive Co.	550	39,842
		88,412
FOOD & BEVERAGE - (10.27%)
Coca-Cola Co.	465	23,176
General Mills, Inc.	625	36,819
H.J. Heinz Co.	838	32,229
Hormel Foods Corp.	1,200	43,092
Kellogg Co.	840	39,900
Kraft Foods, Inc. Class A	955	27,065
Sysco Corp.	1,850	43,956
		246,237

HEALTHCARE PRODUCTS & SERVICES - (7.33%)
Baxter International, Inc.	750	42,277
Covidien Plc	910	34,407
Medtronic, Inc.	840	29,753
St Jude Medical, Inc. *	750	28,282
Zimmer Holdings, Inc. *	880	41,008
		175,727

INSURANCE - (4.85%)
Aflac, Inc.	1,000	37,860
Allstate Corp.	2,055	55,300
MetLife, Inc.	685	23,256
		116,416

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - (95.26%) Continued

IRON & STEEL - (1.95%)
Nucor Corp.	1,050	$46,694

MACHINERY - (4.23%)
Caterpillar, Inc.	1,260	55,516
Deere & Co.	1,050	45,927
		101,443

MISCELLANEOUS MANUFACTURING - (4.66%)
3M Co.	600	42,312
Illinois Tool Works, Inc.	800	32,440
Teleflex, Inc.	770	36,929
		111,681

MULTIMEDIA - (1.80%)
McGraw-Hill Cos., Inc.	1,380	43,263

OIL & GAS - (11.33%)
Apache Corp.	560	47,012
Devon Energy Corp.	725	42,115
EOG Resources, Inc.	715	52,931
Schlumberger Ltd.	400	21,400
Transocean Ltd. *	740	58,971
XTO Energy, Inc.	1,225	49,282
		271,711

PACKAGING & CONTAINERS - (0.80%)
Packaging Corp. of America	980	19,277

PHARMACEUTICALS - (1.75%)
Abbott Laboratories	931	41,886

RETAIL - (9.39%)
Costco Wholesale Corp.	630	31,185
CVS Caremark Corp.	1,200	40,176
Lowe's Cos., Inc.	2,694	60,507
TJX Cos., Inc.	1,500	54,345
Yum! Brands, Inc.	1,100	39,006
		225,219
SAVINGS & LOANS - (1.55%)
Hudson City Bancorp, Inc.	2,650	37,259

SEMICONDUCTORS - (7.96%)
Analog Devices, Inc.	1,350	36,950
Applied Materials, Inc.	3,000	41,400
Linear Technology Corp.	1,680	45,142
Texas Instruments, Inc.	2,800	67,340
		190,832

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - (95.26%) Continued

TELECOMMUNICATIONS - (2.75%)
CenturyTel, Inc.	560	$17,578
Corning, Inc.	1,100	18,700
Qualcomm, Inc.	640	29,574
		65,852

TOOLS - (0.97%)
Lincoln Electric Holdings, Inc.	550	23,309

UTILITIES - (2.12%)
Exelon Corp.	255	12,969
Public Service Enterprise Group, Inc.	1,169	37,934
		50,903

TOTAL COMMON STOCK (Cost $2,469,796)		2,284,340

SHORT-TERM INVESTMENTS - (2.89%)
Fidelity Institutional Money Market Fund - Class I, 0.58% ** (Cost $69,224)	69,224	69,224

TOTAL INVESTMENTS (Cost $2,539,020) - 98.15%		$2,353,564

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.85%		44,331

NET ASSETS - 100%		$2,397,895

*	Non-Income producing security.
**	Rate shown represents the rate at July 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the “Board”) has determined represents fair value.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At July 31, 2009, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”) on November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS 157—Summary of Fair Value Exposure at July 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

The following is a summary of the inputs used, as of July 31, 2009 in valuing the Fund’s investments carried at fair value:

Investments in:	Value	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Common Stock	$2,284,340	$2,284,340	$-	$-
Short-Term Investments	69,224	-	69,224	-
Total	$2,353,564	$2,284,340	$69,224	$-

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2009 were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
Epiphany Faith and Family Values 100 Fund	$2,541,294	$193,778	$(381,508)	$(187,730)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By:	/s/ Samuel J. Saladino, III
Name:	Samuel J. Saladino, III
Title:	President
Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel J. Saladino, III
Name:	Samuel J. Saladino, III
Title:	President
Date:	September 28, 2009

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	September 28, 2009